Statements of Changes in Net Assets Available for Benefits - EBP 013 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions to net assets attributed to:
Net investment income from Master Trust Investments	$ 733,945	$ 513,128
Interest on participant loans	5,510	4,863
Contributions:
Employer	87,207	88,306
Participant	271,394	234,230
Total contributions	358,601	322,536
Total additions	1,098,056	840,527
Deductions from net assets attributed to:
Benefits paid to participants	(485,615)	(462,141)
Administrative expenses	(3,397)	(3,480)
Total deductions	(489,012)	(465,621)
Net increase in net assets	609,044	374,906
Net assets available for benefits beginning of year	4,634,530	4,259,624
Net assets available for benefits end of year	$ 5,243,574	$ 4,634,530